RESTATEMENT AND RECLASSIFICATIONS - Summary of Inventory Restatement Adjustments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total net inventory adjustments	$ 54,384	$ 21,611
Restatement Adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total net inventory adjustments		2,272
Misstatement of Revenue Recognition Timing and Payments Recorded for Services | Restatement Adjustments | Physician Channel Provider
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total net inventory adjustments		2,029
Inventory obsolescence provision | Restatement Adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total net inventory adjustments		(82)
Other adjustments | Restatement Adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total net inventory adjustments		$ 325